Share-based payments - Westpac Long Term Incentive Plan, Westpac Performance Plan (WPP) & Restricted Share Plan (RSP) (Details)	12 Months Ended
	Sep. 30, 2020 AUD ($) Options EquityInstruments	Sep. 30, 2019 AUD ($) EquityInstruments $ / shares
Share options
Granted during the year | Options	0
Outstanding at the end of the year | Options	0
Westpac Long Term Variable Reward Plan (LTVR) | Share rights
Share options
Outstanding at the beginning of the year	3,066,326	4,554,589
Granted during the year		779,581
Lapsed during the year		2,267,844
Outstanding at the end of the year		3,066,326
Outstanding and Exercisable at the end of the year		3,719
Equity instruments other than options
Weighted average remaining contractual life	12 years 4 months 24 days	12 years 3 months 18 days
Weighted average fair value at grant date | $	$ 28.44	$ 15.62
Westpac Long Term Variable Reward Plan (LTVR) | Share options
Share options
Outstanding at the beginning of the year		52,350
Exercised during the year		37,831
Lapsed during the year		14,519
Weighted Average Exercise Price
Outstanding at the beginning of the year		23.40%
Exercised during the year | $ / shares		$ 23.40
Westpac Long Term Variable Reward Plan (LTVR) | Performance share rights
Equity instruments other than options
Outstanding at the beginning of the year	4,554,589	4,712,843
Granted during the year		1,169,704
Lapsed during the year		1,327,958
Outstanding at the end of the year		4,554,589
Outstanding and Exercisable at the end of the year		3,719
Westpac Performance Plan (WPP) | Share rights
Equity instruments other than options
Outstanding at the beginning of the year	786,466
Granted during the year	438,858
Exercised during the year	175,957
Lapsed during the year	92,232
Outstanding at the end of the year	957,135	786,466
Outstanding and Exercisable at the end of the year	164,219
Weighted average remaining contractual life	12 years 9 months 18 days	12 years 9 months 18 days
Weighted average fair value at grant date | $	$ 24.68	$ 23.08
Westpac Performance Plan (WPP) | Share rights | One-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	197,888
Granted during the year	120,562
Exercised during the year	75,417
Lapsed during the year	36,792
Outstanding at the end of the year	206,241	197,888
Outstanding and Exercisable at the end of the year	90,451
Westpac Performance Plan (WPP) | Share rights | Two-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	289,909
Granted during the year	113,649
Exercised during the year	79,568
Lapsed during the year	31,049
Outstanding at the end of the year	292,941	289,909
Outstanding and Exercisable at the end of the year	55,846
Westpac Performance Plan (WPP) | Share rights | Three-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	95,249
Granted during the year	18,357
Exercised during the year	20,972
Lapsed during the year	15,786
Outstanding at the end of the year	76,848	95,249
Outstanding and Exercisable at the end of the year	17,922
Westpac Performance Plan (WPP) | Share rights | Four-year vesting period
Equity instruments other than options
Outstanding at the beginning of the year	203,420
Granted during the year	186,290
Lapsed during the year	8,605
Outstanding at the end of the year	381,105	203,420
Westpac Performance Plan (WPP) | Performance share rights
Equity instruments other than options
Outstanding at the beginning of the year	786,466	673,889
Granted during the year		385,646
Exercised during the year		184,043
Lapsed during the year		89,026
Outstanding at the end of the year		786,466
Outstanding and Exercisable at the end of the year		130,946
RSP
Equity instruments other than options
Outstanding at the beginning of the year	4,773,171	4,189,644
Granted during the year	2,100,030	2,861,262
Released	2,081,545	2,214,509
Forfeited during the year	402,495	63,226
Outstanding at the end of the year	4,389,161	4,773,171
Weighted average fair value at grant date | $	$ 23.88	$ 25.20